Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment:
Property and Equipment, Gross	$ 20,366	$ 26,770
Less: Accumulated Depreciation	(13,077)	(20,264)
Property and Equipment, Net	7,289	6,506
Hardware and Software [Member]
Property and Equipment:
Property and Equipment, Gross	14,721	18,927
Property and Equipment, Estimated Useful Life	3 years
Furniture and Fixtures [Member]
Property and Equipment:
Property and Equipment, Gross	5,645	0
Property and Equipment, Estimated Useful Life	3 years
Leasehold Improvements [Member]
Property and Equipment:
Property and Equipment, Gross	0	4,457
Property and Equipment, Estimated Useful Life	[1]
Office Equipment [Member]
Property and Equipment:
Property and Equipment, Gross	$ 0	$ 3,386
Property and Equipment, Estimated Useful Life	3 years

[1]	The shorter of three years or the life of the lease.